Bitwise Web3 ETF
Schedule of Investments
September 30, 2023 (Unaudited)
1
Shares Value
Common Stocks – 100.1%
Communication Services – 30.3%
Alphabet, Inc., Class C
*
......................................................... 87 $ 11,471
Electronic Arts, Inc. ............................................................ 294 35,397
Meta Platforms, Inc., Class A
*
.................................................... 213 63,945
ROBLOX Corp., Class A
*
....................................................... 2,220 64,291
Take-Two Interactive Software, Inc.
*
............................................... 251 35,238
Tencent Holdings Ltd. .......................................................... 300 11,729
222,071
Consumer Discretionary – 1.5%
LVMH Moet Hennessy Louis Vuitton SE ............................................ 14 10,619
Energy – 1.7%
Exxon Mobil Corp. ............................................................. 105 12,346
Financials – 19.0%
Bakkt Holdings, Inc.
*
........................................................... 2,652 3,103
Block, Inc.
*
................................................................... 611 27,043
Coinbase Global, Inc., Class A
*
................................................... 810 60,815
Galaxy Digital Holdings Ltd.
*
..................................................... 3,644 13,449
Robinhood Markets, Inc., Class A
*
................................................ 2,411 23,652
Visa, Inc., Class A ............................................................. 48 11,040
139,102
Industrials – 0.1%
Bitcoin Depot, Inc.
*
............................................................ 312 821
Information Technology – 39.5%
Adobe, Inc.
*
.................................................................. 21 10,708
Akamai Technologies, Inc.
*
...................................................... 338 36,011
Applied Digital Corp.
*
........................................................... 824 5,142
Bit Digital, Inc.
*
............................................................... 1,023 2,189
Bitdeer Technologies Group, Class A
*
.............................................. 530 5,109
Bitfarms Ltd.
*
................................................................. 3,011 3,252
Canaan, Inc., ADR
*
............................................................ 2,226 4,051
Cipher Mining, Inc.
*
............................................................ 509 1,186
Cisco Systems, Inc. ............................................................ 205 11,021
Cleanspark, Inc.
*
.............................................................. 1,730 6,591
Cloudflare, Inc., Class A
*
........................................................ 555 34,987
Hive Digital Technologies Ltd.
*
................................................... 994 3,081
Hut 8 Mining Corp.
*
............................................................ 2,565 5,065
Iris Energy Ltd.
*
............................................................... 488 1,810
Marathon Digital Holdings, Inc.
*
.................................................. 1,966 16,711
Microsoft Corp. ............................................................... 36 11,367
Northern Data AG
*
............................................................. 277 6,804
NVIDIA Corp. ................................................................. 24 10,440
Riot Platforms, Inc.
*
............................................................ 2,039 19,024
Shopify, Inc., Class A
*
.......................................................... 948 51,732
Taiwan Semiconductor Manufacturing Co. Ltd., ADR .................................. 127 11,036
Terawulf, Inc.
*
................................................................ 1,415 1,783
Unity Software, Inc.
*
........................................................... 958 30,072
289,172

Bitwise Web3 ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)
2
Shares Value
Common Stocks (continued)
Real Estate – 8.0%
Equinix, Inc. .................................................................. 81 $ 58,827
Total Common Stocks (Cost $765,572) .......................................................... 732,958
Money Market Funds – 0.0%
†
DWS Government Money Market Series Institutional, 5.28%
(a)
(Cost $115) ................................................................ 115 115
Total Investments – 100.1%
(Cost $765,687) ............................................................................. $ 733,073
Liabilities in Excess of Other Assets – (0.1)% ....................................................... (493)
Net Assets – 100.0% .......................................................................... $ 732,580
* Non Income Producing
† Less than 0.05%
(a) Rate shown reflects the 7-day yield as of September 30, 2023.
ADR : American Depositary Receipt
Summary of Investment Type
Industry
% of Net
Assets
Information Technology ............................................................................ 39.5%
Communication Services .......................................................................... 30.3%
Financials ...................................................................................... 19.0%
Real Estate ..................................................................................... 8.0%
Energy ......................................................................................... 1.7%
Consumer Discretionary ........................................................................... 1.5%
Industrials ...................................................................................... 0.1%
Money Market Funds ............................................................................. 0.0%
†
Total Investments ................................................................................ 100.1%
Liabilities in Excess of Other Assets .................................................................. (0.1)%
Net Assets ..................................................................................... 100.0%